Capital Core Bond Fund (Prospectus Summary) | Capital Core Bond Fund
Capital Core Bond Fund(SM)
Investment objective
The fund's investment objective is to provide you with current income while preserving your investment.

Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees	Capital Core Bond Fund Share class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption or exchange fees	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Capital Core Bond Fund Share class
Management fees		0.35%
Distribution and/or service (12b-1) fees		none
Other expenses	[1]	0.07%
Total annual fund operating expenses		0.42%
Expense reimbursement	[2]	0.02%
Total annual fund operating expenses after reimbursement		0.40%
[1]	Clients of Capital Guardian Trust Company's Capital Group Private Client Services division ("CGPCS") are eligible to invest in the fund. CGPCS receives an annual service fee of up to 1.00% of a client's investment in the fund under management by CGPCS pursuant to an investment management agreement. You should read carefully the disclosures provided to you by CGPCS regarding the fees. The disclosures include information about the fees charged to you and paid to CGPCS for the services it provides.
[2]	The fund's investment adviser is currently reimbursing the fund for a portion of other expenses so that other expenses do not exceed 0.05%. The fund expects the reimbursement, which can only be modified or terminated with the approval of the fund's board of trustees, will be in effect through December 31, 2012.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Capital Core Bond Fund Share class	41	133	233	528

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 118% of the average value of its portfolio.

Principal investment strategies
The fund primarily invests in intermediate-term debt securities, including securities issued and guaranteed by the U.S. government and securities backed by mortgages or other assets. The fund may also invest in debt securities and mortgage-backed securities issued by federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government. In addition,

the fund may invest in asset-backed securities (securities backed by assets such as auto loans, credit card receivables or other providers of credit).

The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities). The fund primarily invests in debt securities with quality ratings of A- or A3 or better by Nationally Recognized Statistical

Ratings Organizations ("NRSROs") designated by the fund's investment adviser or unrated but determined to be of equivalent quality by the fund's investment adviser. The fund may invest up to 10% of its assets in debt securities rated in the BBB or Baa rating categories by NRSROs or unrated but determined to be of equivalent quality by the fund's investment adviser. Under normal circumstances,

the dollar-weighted average maturity of the fund's portfolio will be between three and 10 years.

The investment adviser uses a system of multiple portfolio managers in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively priced securities that, in its opinion, represent good investment opportunities. The investment adviser believes that an important way to accomplish this is by analyzing various factors, which may include the credit strength of the issuer,

prices of similar securities issued by comparable issuers, anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks
This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.

Market conditions -- The prices of, and the income generated by, the securities held by the fund may decline due to market conditions and other factors,

including those directly involving the issuers of securities held by the fund.

Investing in bonds -- Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default.

Investing in lower rated bonds -- Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than higher quality debt securities and may decline significantly in periods of general economic difficulty.

Investing in mortgage-related securities -- Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk, as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund's income.

Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended. This reduces the potential for the fund to invest the principal in higher yielding securities.

Investing in securities backed by the U.S. government -- Securities backed by the

U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity.

Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S.

government.

Thinly traded securities -- There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Management -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results
Information regarding investment results is not available as of the date of this prospectus because the fund does not have a full calendar year of investment operations.